Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

October 31, 2019

MCV-QTLY-1219
1.809074.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Media - 3.3%
CBS Corp. Class B	69,309	$2,497,896
Discovery Communications, Inc. Class A (a)(b)	208,500	5,620,118
Interpublic Group of Companies, Inc.	533,869	11,611,651
Omnicom Group, Inc.	468,788	36,185,746
		55,915,411
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 3.1%
BorgWarner, Inc.	461,690	19,243,239
Lear Corp.	277,608	32,693,894
		51,937,133
Household Durables - 2.9%
NVR, Inc. (a)	5,698	20,721,290
Toll Brothers, Inc.	686,058	27,284,527
		48,005,817
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	20,276	714,729
The Booking Holdings, Inc. (a)	899	1,841,844
		2,556,573
Specialty Retail - 4.4%
Best Buy Co., Inc.	557,512	40,046,087
Williams-Sonoma, Inc. (b)	504,539	33,698,160
		73,744,247

TOTAL CONSUMER DISCRETIONARY		176,243,770

CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.1%
Kroger Co.	770,495	18,984,997
Food Products - 2.5%
Ingredion, Inc.	281,993	22,277,447
The J.M. Smucker Co.	182,584	19,295,477
		41,572,924
Tobacco - 0.1%
Universal Corp.	14,869	814,821

TOTAL CONSUMER STAPLES		61,372,742

ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Chevron Corp.	181,561	21,086,495
ConocoPhillips Co.	281,067	15,514,898
Devon Energy Corp.	540,815	10,967,728
HollyFrontier Corp.	764,383	41,995,202
Occidental Petroleum Corp.	117,214	4,747,167
		94,311,490
FINANCIALS - 17.8%
Banks - 5.5%
Citizens Financial Group, Inc.	434,701	15,284,087
Comerica, Inc.	147,825	9,670,712
Eagle Bancorp, Inc.	146,028	6,591,704
East West Bancorp, Inc.	138,500	5,944,420
M&T Bank Corp.	203,058	31,784,669
Western Alliance Bancorp.	447,530	22,076,655
		91,352,247
Capital Markets - 3.9%
Franklin Resources, Inc.	366,338	10,092,612
Janus Henderson Group PLC	460,800	10,658,304
Lazard Ltd. Class A	1,022,273	38,161,451
Piper Jaffray Companies	11,187	878,627
TD Ameritrade Holding Corp.	46,300	1,776,994
Waddell & Reed Financial, Inc. Class A (b)	192,473	3,187,353
		64,755,341
Consumer Finance - 6.1%
Capital One Financial Corp.	108,085	10,078,926
Discover Financial Services	529,135	42,468,375
Synchrony Financial	1,395,746	49,367,536
		101,914,837
Insurance - 1.8%
Allstate Corp.	61,656	6,561,432
American National Insurance Co.	43,433	5,211,091
MetLife, Inc.	288,280	13,488,621
National Western Life Group, Inc.	599	163,287
Old Republic International Corp.	248,032	5,541,035
		30,965,466
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	146,613	7,637,071

TOTAL FINANCIALS		296,624,962

HEALTH CARE - 7.0%
Biotechnology - 0.7%
Amgen, Inc.	33,668	7,179,701
Regeneron Pharmaceuticals, Inc. (a)	14,083	4,313,341
		11,493,042
Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	37,367	3,190,394
Laboratory Corp. of America Holdings (a)	234,693	38,670,366
Quest Diagnostics, Inc.	153,379	15,529,624
Universal Health Services, Inc. Class B	120,021	16,498,087
		73,888,471
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	204,377	11,725,108
Jazz Pharmaceuticals PLC (a)	160,413	20,152,685
		31,877,793

TOTAL HEALTH CARE		117,259,306

INDUSTRIALS - 10.6%
Building Products - 0.1%
Builders FirstSource, Inc. (a)	43,149	975,599
Commercial Services & Supplies - 0.3%
Deluxe Corp.	102,005	5,286,919
Electrical Equipment - 2.7%
Acuity Brands, Inc.	174,551	21,782,219
Eaton Corp. PLC	71,504	6,228,713
Encore Wire Corp.	30,364	1,706,457
Regal Beloit Corp.	212,877	15,763,542
		45,480,931
Machinery - 5.5%
Crane Co.	131,967	10,098,115
Cummins, Inc.	232,105	40,033,470
Oshkosh Corp.	206,092	17,596,135
Parker Hannifin Corp.	132,036	24,227,286
		91,955,006
Professional Services - 0.7%
Manpower, Inc.	122,026	11,094,604
Trading Companies & Distributors - 1.3%
BMC Stock Holdings, Inc. (a)	33,660	908,483
HD Supply Holdings, Inc. (a)	145,706	5,761,215
MSC Industrial Direct Co., Inc. Class A	210,248	15,392,256
		22,061,954

TOTAL INDUSTRIALS		176,855,013

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 1.2%
F5 Networks, Inc. (a)	144,580	20,831,086
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	85,299	6,762,505
Avnet, Inc.	338,597	13,394,897
TE Connectivity Ltd.	72,002	6,444,179
		26,601,581
IT Services - 2.1%
Amdocs Ltd.	526,097	34,301,524
Semiconductors & Semiconductor Equipment - 2.0%
Lam Research Corp.	73,824	20,009,257
Micron Technology, Inc. (a)	264,887	12,595,377
		32,604,634

TOTAL INFORMATION TECHNOLOGY		114,338,825

MATERIALS - 5.6%
Chemicals - 2.2%
Huntsman Corp.	1,699,324	37,606,040
Metals & Mining - 3.4%
Reliance Steel & Aluminum Co.	482,438	55,982,106

TOTAL MATERIALS		93,588,146

REAL ESTATE - 14.7%
Equity Real Estate Investment Trusts (REITs) - 8.4%
Alexanders, Inc.	4,495	1,552,573
Apple Hospitality (REIT), Inc.	2,248,936	37,062,465
Brixmor Property Group, Inc.	2,070,881	45,600,800
Park Hotels & Resorts, Inc.	1,517,585	35,283,851
Simon Property Group, Inc.	134,153	20,214,174
		139,713,863
Real Estate Management & Development - 6.3%
CBRE Group, Inc. (a)	1,059,556	56,739,225
Jones Lang LaSalle, Inc.	335,719	49,189,548
		105,928,773

TOTAL REAL ESTATE		245,642,636

UTILITIES - 10.4%
Electric Utilities - 4.9%
Endesa SA	177,200	4,822,200
Enel SpA	1,193,800	9,252,385
Exelon Corp.	369,984	16,830,572
Iberdrola SA	535,500	5,504,403
OGE Energy Corp.	944,574	40,673,356
Red Electrica Corporacion SA	231,800	4,658,609
		81,741,525
Gas Utilities - 0.8%
National Fuel Gas Co.	222,802	10,095,159
Suburban Propane Partners LP	116,662	2,823,220
		12,918,379
Independent Power and Renewable Electricity Producers - 2.4%
NRG Energy, Inc.	797,739	32,005,289
Vistra Energy Corp.	300,900	8,133,327
		40,138,616
Multi-Utilities - 2.3%
AGL Energy Ltd.	288,300	3,935,473
MDU Resources Group, Inc.	1,221,572	35,291,215
		39,226,688

TOTAL UTILITIES		174,025,208

TOTAL COMMON STOCKS
(Cost $1,556,111,247)		1,606,177,509

Money Market Funds - 5.9%
Fidelity Cash Central Fund 1.83% (c)	54,601,141	54,612,061
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	43,393,626	43,397,966
TOTAL MONEY MARKET FUNDS
(Cost $98,010,027)		98,010,027
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $1,654,121,274)		1,704,187,536
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(35,524,368)
NET ASSETS - 100%		$1,668,663,168

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$727,915
Fidelity Securities Lending Cash Central Fund	60,801
Total	$788,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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